Portfolio of Investments

July 31, 2021 (unaudited)

Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
POOLED INVESTMENT VEHICLES – 28.6%
GUERNSEY — 5.2%
International Public Partnerships Ltd.	118,910	$271,385
NextEnergy Solar Fund Ltd.	147,507	209,855
Pershing Square Holdings Ltd.	1,150	40,457
Renewables Infrastructure Group Ltd. (The)	159,826	292,245
Sequoia Economic Infrastructure Income Fund Ltd.	161,776	251,853
TwentyFour Income Fund Ltd.	186,024	287,010
		1,352,805
IRELAND — 1.2%
Aspect Core Trend Fund	3,054	315,557
LUXEMBOURG — 0.3%
BBGI Global Infrastructure SA	38,252	90,251
SINGAPORE — 0.3%
Keppel Infrastructure Trust	158,700	64,419
UNITED KINGDOM — 3.6%
3i Infrastructure PLC	16,415	69,812
Foresight Solar Fund Ltd.	110,029	152,940
Greencoat UK Wind PLC	113,913	215,975
HICL Infrastructure PLC	169,458	400,094
JLEN Environmental Assets Group Ltd.	59,706	88,469
		927,290
UNITED STATES — 18.0%
Baillie Gifford Emerging Markets Equities Fund, Class K(1)	30,265	816,248
Baillie Gifford International Alpha Fund, Class K(1)	109,775	1,906,799
Baillie Gifford U.S. Equity Growth Fund, Class K(1)	37,844	1,697,316
Credit Suisse Managed Futures Strategy Fund, Class I	22,200	240,647
		4,661,010
Total Pooled Investment Vehicles
(cost $5,425,578)		7,411,332

COMMON STOCKS — 26.9%
AUSTRALIA — 0.9%
BHP Group PLC	1,599	51,770
Nickel Mines Ltd.	178,996	144,426
Rio Tinto PLC	548	46,547
		242,743
BELGIUM — 0.4%
Elia Group SA	819	96,798
CANADA — 1.5%
First Majestic Silver Corp.	8,100	110,762
Hydro One Ltd.	5,790	142,940
Pan American Silver Corp.	4,500	126,315
		380,017
CHINA — 1.4%
China Longyuan Power Group Corp., Ltd., Class H	91,000	170,413
China Yangtze Power Co., Ltd., Class A	40,500	119,280
Xinyi Energy Holdings Ltd.	110,000	70,672
		360,365
DENMARK — 1.3%
NKT A/S*	1,683	79,976
Orsted AS	1,786	264,900
		344,876
FRANCE — 0.4%
JCDecaux SA*	1,469	40,073
Nexans SA	750	71,785
		111,858

See previously submitted notes to the financial statements for the annual period ended April 30, 2021.

Portfolio of Investments

July 31, 2021 (unaudited)

Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
GERMANY — 3.9%
E.ON SE	8,788	$108,036
Fraport AG Frankfurt Airport Services Worldwide*	917	60,315
LEG Immobilien SE	2,140	338,220
RWE AG	2,196	78,080
TAG Immobilien AG	4,520	149,903
Vonovia SE	3,892	259,125
		993,679
INDONESIA — 0.8%
Vale Indonesia TBK PT	531,700	202,235
IRELAND — 1.0%
CRH PLC	867	43,364
Greencoat Renewables PLC	124,148	175,252
Ryanair Holdings PLC ADR*	349	38,055
		256,671
ITALY — 2.4%
Enel SpA	13,101	120,733
Italgas SpA	29,470	199,474
Prysmian SpA	4,193	150,333
Terna - Rete Elettrica Nazionale	18,912	150,093
		620,633
MACAU — 0.2%
Galaxy Entertainment Group Ltd.*	4,000	27,108
Sands China Ltd.*	8,000	27,249
		54,357
NETHERLANDS — 0.4%
CTP NV*	4,932	99,416
RUSSIA — 1.1%
MMC Norilsk Nickel PJSC ADR	8,410	290,935
SOUTH KOREA — 0.3%
Korea Electric Power Corp.	2,541	55,075
Korea Electric Power Corp. ADR	2,224	23,953
		79,028
SPAIN — 2.2%
EDP Renovaveis SA	10,379	243,779
Iberdrola SA	6,930	83,403
Red Electrica Corp. SA	7,078	140,207
Siemens Gamesa Renewable Energy SA*	3,287	91,671
		559,060
SWITZERLAND — 0.3%
Dufry AG*	624	33,015
Wizz Air Holdings PLC*	595	40,897
		73,912
UNITED KINGDOM — 2.3%
Ashtead Group PLC	409	30,605
Greggs PLC*	762	29,198
Hays PLC*	19,674	40,473
John Laing Group PLC	74,091	412,609
SSP Group PLC*	12,355	44,804
Whitbread PLC*	935	39,519
		597,208
UNITED STATES — 6.1%
Ameren Corp.	1,204	101,040
American Electric Power Co., Inc.	1,202	105,920
Ares Capital Corp.	10,700	213,679

See previously submitted notes to the financial statements for the annual period ended April 30, 2021.

Portfolio of Investments

July 31, 2021 (unaudited)

Baillie Gifford Multi Asset Fund

		Shares/Principal	Value
UNITED STATES (continued)
Avangrid, Inc.		2,828	$147,452
Booking Holdings, Inc.*		17	37,030
Brookfield Renewable Corp., Class A		3,252	138,015
CBRE Group, Inc., Class A *		597	57,587
Consolidated Edison, Inc.		1,335	98,483
DT Midstream, Inc.*		438	18,571
DTE Energy Co.		877	102,890
Eversource Energy		1,128	97,312
FirstCash, Inc.		555	43,956
Hecla Mining Co.		16,700	111,723
Howard Hughes Corp. (The)*		496	45,984
Lyft, Inc., Class A *		342	18,919
Martin Marietta Materials, Inc.		130	47,229
NextEra Energy, Inc.		1,570	122,303
Royal Caribbean Cruises Ltd.*		486	37,359
Six Flags Entertainment Corp.*		996	41,384
			1,586,836
Total Common Stocks
(cost $5,974,442)			6,950,627

FOREIGN GOVERNMENT BONDS – 10.7%
BRAZIL — 0.6%
Brazil Letras do Tesouro Nacional, Series LTN, Zero cpn., 01/01/24	BRL	769,000	121,067
Brazilian Government International Bond, 7.13%, 01/20/37		30,000	37,723
			158,790
CHILE — 0.1%
Bonos de la Tesoreria de la Republica en pesos, 5.00%, 03/01/35	CLP	10,000,000	13,253
CHINA — 2.0%
China Government Bond, Series INBK, 2.68%, 05/21/30	CNY	1,720,000	260,401
China Government Bond, Series INBK, 3.39%, 03/16/50	CNY	1,740,000	262,971
			523,372
COLOMBIA — 0.2%
Colombian TES, Series B, 7.75%, 09/18/30	COP	231,200,000	62,723
DOMINICAN REPUBLIC — 0.5%
Dominican Republic International Bond, 6.88%, 01/29/26		100,000	115,300
EGYPT — 0.4%
Egypt Government Bond, Series 7YR, 14.41%, 07/07/27	EGP	1,639,000	103,580
EL SALVADOR — 0.1%
El Salvador Government International Bond, 6.38%, 01/18/27		35,000	30,436
HUNGARY — 0.2%
Hungary Government International Bond, 7.63%, 03/29/41		36,000	60,566
INDONESIA — 1.9%
Indonesia Treasury Bond, Series FR58, 8.25%, 06/15/32	IDR	1,599,000,000	124,028
Indonesia Treasury Bond, Series FR80, 7.50%, 06/15/35	IDR	2,471,000,000	179,398
Indonesia Treasury Bond, Series FR83, 7.50%, 04/15/40	IDR	2,530,000,000	182,965
			486,391
IVORY COAST (COTE D'IVOIRE) — 0.5%
Ivory Coast Government International Bond, 5.25%, 03/22/30	EUR	100,000	125,149
MEXICO — 0.5%
Mexican Bonos, Series M, 7.75%, 05/29/31	MXN	1,906,800	101,619
Mexico Government International Bond, 5.75%, 10/12/10		16,000	19,237
			120,856
PERU — 0.7%
Peru Government Bond, 6.90%, 08/12/37	PEN	245,000	57,511

See previously submitted notes to the financial statements for the annual period ended April 30, 2021.

Portfolio of Investments

July 31, 2021 (unaudited)

Baillie Gifford Multi Asset Fund

		Shares/Principal	Value
PERU (continued)
Peruvian Government International Bond, 8.75%, 11/21/33		82,000	$126,849
			184,360
ROMANIA — 0.5%
Romania Government Bond, Series 15Y, 3.65%, 09/24/31	RON	135,000	32,243
Romanian Government International Bond, 2.00%, 01/28/32	EUR	80,000	95,380
			127,623
RUSSIA — 0.4%
Russian Federal Bond - OFZ, Series 6229, 7.15%, 11/12/25	RUB	5,195,000	72,440
Russian Foreign Bond - Eurobond, 7.50%, 03/31/30		19,575	22,488
			94,928
SOUTH AFRICA — 0.2%
Republic of South Africa Government Bond, Series R209, 6.25%, 03/31/36	ZAR	1,153,000	55,551
THAILAND — 0.1%
Thailand Government Bond, 1.59%, 12/17/35	THB	1,167,000	34,068
TURKEY — 0.1%
Turkish Government International Bond, 7.38%, 02/05/25		15,000	16,274
Turkish Government International Bond, 6.88%, 03/17/36		16,000	16,296
			32,570
UKRAINE — 1.2%
Ukraine Government International Bond, 15.84%, 02/26/25	UAH	1,498,000	60,613
Ukraine Government International Bond, Series GDP, 1.26%, 05/31/40(2)		222,000	258,290
			318,903
URUGUAY — 0.5%
Uruguay Government International Bond, 4.38%, 12/15/28	UYU	2,901,195	78,882
Uruguay Government International Bond, 4.98%, 04/20/55		32,000	41,292
			120,174
Total Foreign Government Bonds
(cost $2,738,110)			2,768,593

STRUCTURED NOTES – 10.4%
SWITZERLAND — 4.7%
Credit Suisse AG, Zero cpn., 10/25/21(3)		1,092	1,223,914
UNITED STATES — 5.7%
Citigroup Global Markets Holdings, Inc., Zero cpn., 01/15/26(4)		1,000	974,880
Goldman Sachs International, Zero cpn., 07/13/51(5)		500	500,135
			1,475,015
Total Structured Notes
(cost $2,592,000)			2,698,929

REAL ESTATE INVESTMENT TRUSTS — 6.5%
UNITED KINGDOM — 3.8%
LondonMetric Property PLC		34,487	119,141
LXI REIT PLC		63,058	126,232
Segro PLC		13,989	236,473
Target Healthcare REIT PLC		72,951	126,347
Tritax Big Box REIT PLC		81,903	239,612
UK Commercial Property REIT Ltd.		121,233	136,671
			984,476
UNITED STATES — 2.7%
Duke Realty Corp.		3,392	172,585
First Industrial Realty Trust, Inc.		3,053	167,243
Prologis, Inc.		1,357	173,750

See previously submitted notes to the financial statements for the annual period ended April 30, 2021.

Portfolio of Investments

July 31, 2021 (unaudited)

Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
UNITED STATES (continued)
Rexford Industrial Realty, Inc.	2,826	$173,856
		687,434
Total Real Estate Investment Trusts
(cost $1,301,066)		1,671,910

CORPORATE BONDS – 6.3%
CANADA — 0.2%
Bell Canada, Series MTN, 4.75%, 09/29/44	21,000	19,132
Taseko Mines Ltd., 7.00%, 02/15/26	8,000	8,233
Vermilion Energy, Inc., 5.63%, 03/15/25	15,000	15,075
		42,440
FRANCE — 0.2%
Electricite de France SA, 6.95%, 01/26/39	15,000	22,989
Orange SA, 9.00%, 03/01/31	13,000	20,626
		43,615
ITALY — 0.0%(6)
Telecom Italia Capital SA, 7.20%, 07/18/36	7,000	8,943
MEXICO — 0.2%
Petroleos Mexicanos, 6.50%, 03/13/27	40,000	42,360
Petroleos Mexicanos, 6.35%, 02/12/48	10,000	8,547
		50,907
NETHERLANDS — 1.1%
Stichting AK Rabobank Certificaten, 2.19%(7)	168,550	276,468
PUERTO RICO — 0.0%(6)
Popular, Inc., 6.13%, 09/14/23	14,000	15,085
UNITED KINGDOM — 0.1%
Tesco PLC, 5.50%, 01/13/33	14,000	25,800
UNITED STATES — 4.5%
ACI Worldwide, Inc., 5.75%, 08/15/26	6,000	6,277
Ambience Merger Sub, Inc., 4.88%, 07/15/28	11,000	11,041
Ambience Merger Sub, Inc., 7.13%, 07/15/29	5,000	5,062
ANGI Group LLC, 3.88%, 08/15/28	21,000	20,974
Aptiv PLC, 4.35%, 03/15/29	19,000	22,178
APX Group, Inc., 6.75%, 02/15/27	10,000	10,600
APX Group, Inc., 5.75%, 07/15/29	8,000	8,032
Arrow Bidco LLC, 9.50%, 03/15/24	16,000	16,394
AT&T, Inc., 3.50%, 09/15/53	18,000	18,587
Avantor Funding, Inc., 4.63%, 07/15/28	20,000	21,050
Cable One, Inc., 4.00%, 11/15/30	16,000	16,080
Catalent Pharma Solutions, Inc., 3.13%, 02/15/29	11,000	10,780
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 05/01/26	10,000	10,337
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30	19,000	19,950
Centene Corp., 4.63%, 12/15/29	15,000	16,439
ChampionX Corp., 6.38%, 05/01/26	11,000	11,424
Cheniere Energy, Inc., 4.63%, 10/15/28	21,000	22,138
Cincinnati Bell, Inc., 7.00%, 07/15/24	7,000	7,149
Cincinnati Bell, Inc., 8.00%, 10/15/25	12,000	12,600
Citigroup, Inc., 8.13%, 07/15/39	13,000	22,657
Cogent Communications Group, Inc., 3.50%, 05/01/26	21,000	21,630
Compass Minerals International, Inc., 6.75%, 12/01/27	15,000	16,045
Corning, Inc., 5.45%, 11/15/79	17,000	24,714
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	19,000	19,261
Dana, Inc., 4.25%, 09/01/30	13,000	13,508
Darling Ingredients, Inc., 5.25%, 04/15/27	19,000	19,899
Dell International LLC / EMC Corp., 5.30%, 10/01/29	19,000	23,262
Elastic NV, 4.13%, 07/15/29	17,000	17,064

See previously submitted notes to the financial statements for the annual period ended April 30, 2021.

Portfolio of Investments

July 31, 2021 (unaudited)

Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
UNITED STATES (continued)
Enviva Partners LP / Enviva Partners Finance Corp., 6.50%, 01/15/26	10,000	$10,356
FirstCash, Inc., 4.63%, 09/01/28	26,000	27,031
Gartner, Inc., 4.50%, 07/01/28	15,000	15,862
Go Daddy Operating Co. LLC / Gd Finance Co., Inc., 5.25%, 12/01/27	13,000	13,636
Graham Holdings Co., 5.75%, 06/01/26	20,000	20,813
Hanesbrands, Inc., 4.63%, 05/15/24	18,000	19,035
Hasbro, Inc., 6.35%, 03/15/40	17,000	24,162
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/01/28	8,000	8,350
Hilton Grand Vacations Borrower Escrow LLC, 5.00%, 06/01/29	16,000	16,144
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/29	16,000	16,152
LABL Inc., 6.75%, 07/15/26	10,000	10,612
Land O' Lakes, Inc., 7.25%(7)	15,000	16,120
Land O'Lakes Capital Trust I, 7.45%, 03/15/28	4,000	4,609
Laredo Petroleum, Inc., 10.13%, 01/15/28	12,000	12,630
LendingTree, Inc., 0.50%, 07/15/25	18,000	16,186
Liberty Interactive LLC, 8.25%, 02/01/30	5,000	5,700
Live Nation Entertainment, Inc., 4.75%, 10/15/27	16,000	16,340
Lumen Technologies Inc., Series P, 7.60%, 09/15/39	18,000	20,513
Masonite International Corp., 5.38%, 02/01/28	11,000	11,701
Match Group Holdings II LLC, 5.00%, 12/15/27	12,000	12,607
Match Group Holdings II LLC, 5.63%, 02/15/29	11,000	12,031
Meritor, Inc., 4.50%, 12/15/28	13,000	13,308
Mueller Water Products, Inc., 4.00%, 06/15/29	10,000	10,337
Nielsen Finance LLC / Nielsen Finance Co., 5.63%, 10/01/28	15,000	15,844
Nordstrom, Inc., 4.38%, 04/01/30	10,000	10,554
Paysafe Finance PLC / Paysafe Holdings US Corp., 4.00%, 06/15/29	17,000	16,507
Penske Automotive Group, Inc., 3.75%, 06/15/29	11,000	11,151
PTC, Inc., 3.63%, 02/15/25	10,000	10,275
QVC, Inc., 5.45%, 08/15/34	25,000	26,513
Sally Holdings LLC / Sally Capital, Inc., 8.75%, 04/30/25	14,000	15,216
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/01/25	10,000	10,303
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/26	20,000	21,212
Sealed Air Corp., 6.88%, 07/15/33	9,000	11,520
Sensata Technologies BV, 5.00%, 10/01/25	23,000	25,674
Service Corp. International, 5.13%, 06/01/29	19,000	20,520
Sirius XM Radio, Inc., 4.13%, 07/01/30	27,000	27,855
Six Flags Theme Parks, Inc., 7.00%, 07/01/25	12,000	12,810
SmileDirectClub, Inc., Zero cpn., 02/01/26	14,000	10,780
Sprint Corp., 7.25%, 09/15/21	2,000	2,013
Sprint Corp., 7.63%, 03/01/26	6,000	7,329
Tenet Healthcare Corp., 4.63%, 07/15/24	15,000	15,188
TransDigm, Inc., 6.25%, 03/15/26	10,000	10,488
TTM Technologies, Inc., 4.00%, 03/01/29	20,000	20,125
VM Consolidated, Inc., 5.50%, 04/15/29	16,000	16,320
Walt Disney Co. (The), 6.15%, 02/15/41	12,000	17,950
Wheel Pros, Inc., 6.50%, 05/15/29	8,000	8,120
Wolverine World Wide, Inc., 5.00%, 09/01/26	18,000	18,488
WW International, Inc., 4.50%, 04/15/29	13,000	13,178
XPO Logistics, Inc., 6.25%, 05/01/25	7,000	7,429
		1,162,729
Total Corporate Bonds
(cost $1,466,594)		1,625,987

COLLATERALIZED LOAN OBLIGATIONS – 2.1%
IRELAND — 1.6%
Aurium CLO I DAC, 2.30%, FRN, (3 Month EURIBOR + 2.30%), 03/23/32(8)	250,000	296,700

See previously submitted notes to the financial statements for the annual period ended April 30, 2021.

Portfolio of Investments

July 31, 2021 (unaudited)

Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
IRELAND (continued)
Harvest CLO XVII DAC, 3.95%, FRN, (3 Month EURIBOR + 3.95%), 05/11/32(8)	100,000	$118,543
		415,243
NETHERLANDS — 0.5%
Barings Euro CLO, Class B1A, Series 2018-2, 1.70%, FRN, (3 Month EURIBOR + 1.70%), 10/15/31(8)	110,000	130,676

Total Collateralized Loan Obligations
(cost $488,670)		545,919

TREASURY BILLS – 1.9%
UNITED STATES — 1.9%
U.S. Treasury Bill, 10/07/21(9)	488,000	487,955
Total Treasury Bills
(cost $487,980)		487,955
TOTAL INVESTMENTS — 93.4%
(cost $20,474,440)		$24,161,252
Other assets less liabilities — 6.6%		1,693,863
NET ASSETS — 100.0%		$25,855,115

*	Non-income producing security.
(1)	Affiliated Fund.
(2)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(3)	ETF-linked certificate which tracks the CSI 500 China A Shares Small Cap ETF as the reference price. Value correlations to changes in this reference price.
(4)	Index-linked note which tracks the Citi Equity Intraday Momentum Basket Index as the reference price. Value correlates to changes in this reference price.
(5)	Index-linked note which tracks the Volatility Curve US Series 1 Total Return Strategy as the reference price. Value correlates to changes in this reference price.
(6)	Amount rounds to less than 0.1%.
(7)	Perpetual, callable security with no stated maturity date.
(8)	Variable rate security which benefits from EURIBOR floor of zero.
(9)	Security issued on a discount basis with no stated coupon rate. Income is recognized through the accretion of discount.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, Baillie Gifford Overseas Limited retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the annual period ended April 30, 2021.

Portfolio of Investments

July 31, 2021 (unaudited)

Baillie Gifford Multi Asset Fund

A summary of the Fund’s transactions with affiliated funds during the period ended July 31, 2021 is as follows:

Affiliated Fund Holdings

	Shares at April 30, 2021	Value at April 30, 2021	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Shares at July 31, 2021	Value at July 31, 2021
Baillie Gifford Emerging Markets Equities Fund, Class K	30,265	$864,974	$–	$–	$–	$(48,726)	30,265	$816,248

Baillie Gifford International Alpha Fund, Class K	109,775	1,913,385	–	–	–	(6,586)	109,775	1,906,799

Baillie Gifford U.S. Equity Growth Fund, Class K	37,844	1,591,352	–	–	–	105,964	37,844	1,697,316
	177,884	$4,369,711	$–	$–	$–	$50,652	177,884	$4,420,363

Open futures contracts outstanding at July 31, 2021:

Description	Counterparty	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at July 31, 2021	Unrealized Depreciation
Euro-BOBL Futures	HSBC Securities (USA) Inc.	September 2021	(2)	$(321,142)	$(3,212)
Euro-Buxl Futures	HSBC Securities (USA) Inc.	September 2021	(1)	(255,091)	(18,130)
					$(21,342)

Open forward foreign currency contracts outstanding at July 31, 2021:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA) Inc.	8/11/2021	AUD	649,000	USD	482,490	$6,191	$–
HSBC Securities (USA) Inc.	8/11/2021	CAD	2,767,700	USD	2,204,878	–	(13,514)
HSBC Securities (USA) Inc.	8/11/2021	CHF	1,382,700	USD	1,511,668	–	(15,200)
Deutsche Bank AG.	8/11/2021	EUR	30,000	USD	35,591	–	(4)
HSBC Securities (USA) Inc.	8/11/2021	EUR	4,646,170	USD	5,513,847	1,051	–
HSBC Securities (USA) Inc.	8/11/2021	GBP	4,030,090	USD	5,570,536	–	(31,445)
HSBC Securities (USA) Inc.	8/11/2021	NOK	4,030,000	USD	460,029	3,857	–
HSBC Securities (USA) Inc.	8/11/2021	NZD	673,000	USD	467,771	–	(1,093)
HSBC Securities (USA) Inc.	8/11/2021	USD	1,940,099	JPY	213,211,200	3,569	–
HSBC Securities (USA) Inc.	8/11/2021	ZAR	6,860,000	USD	477,629	10,115	–
HSBC Securities (USA) Inc.	8/12/2021	USD	369,175	CZK	7,840,000	–	(4,565)
HSBC Securities (USA) Inc.	8/18/2021	BRL	2,500,000	USD	482,458	3,687	–
HSBC Securities (USA) Inc.	8/18/2021	USD	444,099	BRL	2,283,500	–	(6,790)
HSBC Securities (USA) Inc.	9/9/2021	USD	491,243	ILS	1,607,600	6,217	–
HSBC Securities (USA) Inc.	9/16/2021	RUB	17,454,000	USD	230,389	–	(6,539)
HSBC Securities (USA) Inc.	9/16/2021	USD	120,384	EGP	1,930,000	1,111	–
HSBC Securities (USA) Inc.	9/16/2021	USD	229,382	RUB	17,454,000	7,546	–
HSBC Securities (USA) Inc.	9/16/2021	ZAR	4,819,000	USD	330,312	3,384	–
HSBC Securities (USA) Inc.	10/21/2021	EUR	936,000	USD	1,120,580	8,432	–
HSBC Securities (USA) Inc.	10/21/2021	MXN	2,300,000	USD	114,498	271	–
HSBC Securities (USA) Inc.	10/21/2021	USD	368,855	MXN	7,500,000	3,624	–

See previously submitted notes to the financial statements for the annual period ended April 30, 2021.

Portfolio of Investments

July 31, 2021 (unaudited)

Baillie Gifford Multi Asset Fund

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	10/21/2021	USD	133,271	MXN	2,700,000	$821	$–
HSBC Securities (USA) Inc.	10/21/2021	USD	118,543	JPY	12,880,000	–	(1,059)
HSBC Securities (USA) Inc.	10/21/2021	USD	64,088	EUR	54,000	74	–
HSBC Securities (USA) Inc.	10/28/2021	EUR	173,760	USD	204,852	–	(1,645)
HSBC Securities (USA) Inc.	11/18/2021	BRL	320,000	USD	62,103	1,639	–
HSBC Securities (USA) Inc.	11/18/2021	CLP	297,000,000	USD	400,033	10,159	–
HSBC Securities (USA) Inc.	11/18/2021	CNY	730,000	USD	111,987	93	–
HSBC Securities (USA) Inc.	11/18/2021	USD	118,599	PEN	455,000	–	(6,604)
HSBC Securities (USA) Inc.	11/18/2021	USD	124,423	CHF	111,000	–	(1,530)
HSBC Securities (USA) Inc.	11/18/2021	USD	242,485	CNY	1,570,000	–	(1,837)
HSBC Securities (USA) Inc.	11/18/2021	USD	62,670	BRL	320,000	–	(2,206)
HSBC Securities (USA) Inc.	1/27/2022	COP	1,530,000,000	USD	385,488	–	(4,726)
HSBC Securities (USA) Inc.	1/27/2022	KRW	114,000,000	USD	99,698	1,043	–
HSBC Securities (USA) Inc.	1/27/2022	USD	496,012	KRW	564,000,000	–	(7,929)
Barclays Bank PLC	1/27/2022	USD	390,072	RUB	29,700,000	3,547	–
HSBC Securities (USA) Inc.	1/27/2022	USD	159,547	CZK	3,480,000	1,886	–
HSBC Securities (USA) Inc.	1/27/2022	USD	257,822	CAD	324,000	1,881	–
Total unrealized appreciation (depreciation)						$80,198	$(106,686)
Net unrealized appreciation (depreciation)							$(26,488)

ADR	-	American Depositary Receipt
CLO	-	Collateralized Loan Obligation
EURIBOR	-	Euro Inter Bank Offer Rate
FRN	-	Floating Rate Note
MTN	-	Medium Term Note
REIT	-	Real Estate Investment Trust

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great Britain Pound
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
RON	-	Romanian New Leu
RUB	-	Russian Ruble
THB	-	Thai Baht
UAH	-	Ukrainian hryvnia
UYU	-	Uruguayan peso
ZAR	-	South African Rand

See previously submitted notes to the financial statements for the annual period ended April 30, 2021.

Portfolio of Investments

July 31, 2021 (unaudited)

Baillie Gifford Multi Asset Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:(1)

Pooled Investment Vehicles	$5,434,666	$1,976,666	$–	$7,411,332
Common Stocks	2,568,343	4,382,285	–	6,950,628
Foreign Government Bonds	–	2,768,593	–	2,768,593
Structured Notes	–	2,698,929	–	2,698,929
Real Estate Investment Trusts	813,781	858,128	–	1,671,909
Corporate Bonds	–	1,625,987	–	1,625,987
Collateralized Loan Obligations	–	545,919	–	545,919
Treasury Bills	–	487,955	–	487,955
Total Investments in Securities	$8,816,790	$15,344,462	$–	$24,161,252
Other Financial Instruments(2)
Forward Foreign Currency Contracts	–	80,198	–	80,198
Total Investments in Securities and Other Financial Instruments	$8,816,790	$15,424,660	$–	$24,241,450

Liabilities:

Other Financial Instruments(2)
Forward Foreign Currency Contracts	$–	$106,686	$–	$106,686
Futures Contracts	21,342	–	–	21,342
Total Other Financial Instruments	$21,342	$106,686	$–	$128,028

(1)	A complete listing of investments and additional information regarding the industry classification and geographical location of these investments is disclosed in the Portfolio of Investments.
(2)	Reflects the unrealized appreciation (depreciation) of the instruments.

See previously submitted notes to the financial statements for the annual period ended April 30, 2021.